Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,818,878)	$ (21,124,253)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	740,000	15,786,550
Depreciation	3,827	6,600
Amortization of intangible assets	2,380,000	1,780,000
Amortization of right of use asset	49,348	39,941
Stock compensation expense	1,671,472	2,192,437
Impairment loss of intangible assets	14,626,083
Accrued interest income	(600,000)
Finance expense on convertible notes payable	273,043
Amortization of debt issuance costs	1,962,696	72,284
Changes in operating assets and liabilities
Accounts receivable	500,000
Other receivables		(11,786,550)
Prepayments	(1,339,662)	9,448,055
Lease liabilities	2,381	3,166
Other payables and accrued liabilities	783,750	1,070,409
Net cash used in operating activities	(1,765,940)	(2,511,361)
CASH FLOWS FROM INVESTING ACTIVITY:
Loan to a third party	(4,000,000)
Net cash used in investing activity	(4,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties		151,216
Proceeds from convertible notes, net of debt issuance costs	6,976,000	1,000,000
Payment for a convertible note	(1,100,000)
Proceeds from issuance of ordinary shares, net of offering costs		1,380,000
Net cash provided by financing activities	5,876,000	2,531,216
EFFECT OF EXCHANGE RATE CHANGES	(23)
NET CHANGE IN CASH AND CASH EQUIVALENTS	110,037	19,855
CASH AND CASH EQUIVALENTS, beginning of period	20,218	239,473
CASH AND CASH EQUIVALENTS, end of period	130,255	259,328
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	232,441
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability		198,192
Ordinary shares issued for prepayments on concert cooperation rights		8,000,000
Ordinary shares issued for acquisition of intangible assets		7,200,000
Debt issuance costs for convertible notes included in other payables and accrued liabilities	230,000
Conversion of convertible notes from interest payable	81,922
Cashless exercise of warrants into ordinary shares	1
Conversion of convertible notes payable into ordinary shares	7,545,668
Issuance of ordinary shares with proceeds included in other payables and accrued liabilities	$ 940,000